UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     August 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $235,972 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    12084   200000 SH       SOLE                   200000        0        0
APPLE INC                      COM              037833100       90     5000 SH  PUT  SOLE                     5000        0        0
CISCO SYS INC                  COM              17275R102     2342   150000 SH       SOLE                   150000        0        0
CISCO SYS INC                  COM              17275R102       84   100000 SH  CALL SOLE                   100000        0        0
DEERE & CO                     COM              244199105    10306   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     7881   100000 SH       SOLE                   100000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     8981   750000 SH  CALL SOLE                   750000        0        0
EXXON MOBIL CORP               COM              30231G102    30518   375000 SH       SOLE                   375000        0        0
EXXON MOBIL CORP               COM              30231G102    18841   600000 SH  CALL SOLE                   600000        0        0
GENERAL MTRS CO                COM              37045V100     7590   250000 SH       SOLE                   250000        0        0
GOOGLE INC                     CL A             38259P508    12660    25000 SH       SOLE                    25000        0        0
HOME DEPOT INC                 COM              437076102    18110   500000 SH       SOLE                   500000        0        0
INTEL CORP                     COM              458140100     8864   400000 SH       SOLE                   400000        0        0
JOHNSON & JOHNSON              COM              478160104     9978   150000 SH       SOLE                   150000        0        0
JOHNSON & JOHNSON              COM              478160104     6000   500000 SH  CALL SOLE                   500000        0        0
MCDONALDS CORP                 COM              580135101    12648   150000 SH       SOLE                   150000        0        0
MEDTRONIC INC                  COM              585055106     7706   200000 SH       SOLE                   200000        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     3366   120000 SH       SOLE                   120000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     7821   100000 SH       SOLE                   100000        0        0
NETFLIX INC                    COM              64110L106      125    10000 SH  PUT  SOLE                    10000        0        0
POTASH CORP SASK INC           COM              73755L107    25646   450000 SH       SOLE                   450000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7300    50000 SH       SOLE                    50000        0        0
WALGREEN CO                    COM              931422109     8492   200000 SH       SOLE                   200000        0        0
WHIRLPOOL CORP                 COM              963320106     8539   105000 SH       SOLE                   105000        0        0